Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Future Maturities of Debt	Future maturities of debt as of December 31, 2014 are as follows:

Year ending December 31,
2015	$4,072
2016	4,409
2017	4,400
2018	1,499
2019	274

Total	$14,654

Schedule of Long-term Debt

Debt at June 30, 2015 consisted of the following (in thousands):

	June 30, 2015	December 31, 2014
Lines of credit	$1,500	$5,420
Subordinated notes payable	—	635
Term loan	19,550	14,019

Total debt	21,050	20,074
Less: current portion	868	9,492
Less: amortized loan fees	628	—

Long-term debt, net of current portion	$19,554	$10,582